PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2013	2014

Advances to suppliers	$5,733,372	$7,829,924
Prepaid expenses	3,873,423	5,344,346
Barter goods	2,391,865	1,977,228
Deposit for DMG Acquisition	4,000,000	-
Other deposits	1,658,726	1,501,509
Other current assets	1,428,634	3,503,898
	$19,086,020	$20,156,905

Advances to suppliers mainly represent prepayment for media costs. Other deposits mainly represent deposits for media cost agreements that will expire within one year.